UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II  November 3, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    276986

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AT&T WIRELESS SERVICES INC     COMMON STOCK     00209A106    19551  1322800 SH       SOLE                1322800        0        0
D CHELSEA PROPRTY REITS          REITS/RICS       163421100    21227   316350 SH       SOLE                 316350        0        0
D COLE NATL CORP CL A COM        COMMON STOCK     193290103     9155   330400 SH       SOLE                 330400        0        0
D DIGITALNET HLDGS               COMMON STOCK     25389B103     3814   126236 SH       SOLE                 126236        0        0
D DREYERS GRAND ICE CREAM        COMMON STOCK     261877104    38106   476320 SH       SOLE                 476320        0        0
D EVERGREEN RES INC COM NO PAR   COMMON STOCK     299900308    24356   608302 SH       SOLE                 608302        0        0
D FIRST FED CAP CORP COM         COMMON STOCK     319960100     1004    33217 SH       SOLE                  33217        0        0
D GREENPOINT FINL CORP SEE 65942 COMMON STOCK     395384100    43897   939366 SH       SOLE                 939366        0        0
D INVERESK RSCH                  COMMON STOCK     461238107    12115   328400 SH       SOLE                 328400        0        0
D NATIONAL COMMERCE FI NANCIAL C COMMON STOCK     63545P104    46262  1334365 SH       SOLE                1334365        0        0
D SAVIENT PHARMACEUTIC ALS INC   COMMON STOCK     80517Q100       35    15000 SH       SOLE                  15000        0        0
D SOUTHTRUST CORP COM            COMMON STOCK     844730101    56552  1357457 SH       SOLE                1357457        0        0
D VIACOM INC CL B COM            COMMON STOCK     925524308      661    19700 SH       SOLE                  19700        0        0
D WARWICK COMMUNITY BANCORP      COMMON STOCK     936559103      251     7587 SH       SOLE                   7587        0        0
S REPORT SUMMARY                 14 DATA RECORDS              276986        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED